Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended						9 Months Ended
	Jan. 15, 2021 USD ($) shares	Dec. 17, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Jun. 15, 2020 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2020 shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥)	Sep. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Share capital, value authorized | $					$ 1,000							$ 1,000			$ 1,000
Share capital, shares authorized					4,000,000,000							4,000,000,000			4,000,000,000
Ordinary shares, shares authorized					4,000,000,000							4,000,000,000			4,000,000,000
Aggregate principal amount converted | $					$ 1,765	$ 1,765	$ 1,000
Shares issued upon conversion					178,729	178,729	115,665
Par value, class to be determined (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Par value, class to be determined (in dollars per share)					1,219,469,778							1,219,469,778			1,219,469,778
Ordinary shares, shares issued					1,609,056,068							1,609,056,068			1,529,031,103
Ordinary shares, shares outstanding					1,590,573,377							1,590,573,377			1,526,539,388	1,526,539,388
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Shares authorized, class to be determined					1,219,469,778							1,219,469,778			1,219,469,778
Proceeds from issuance of ordinary shares, net of issuance cost											¥ 602,814	$ 93,555	¥ 14,943,840
Convertible Senior Notes Due 2024
Class of Stock [Line Items]
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion	62,192,017
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Ordinary shares, shares authorized					2,503,736,290							2,503,736,290			2,503,736,290
Aggregate principal amount converted								¥ 148,393	$ 22,526
Shares issued upon conversion								7,219,872	7,219,872	49,582,686
Number of ordinary shares in each ADS					32,356,429							32,356,429
Ordinary shares, shares issued					1,332,262,136							1,332,262,136			1,252,237,171
Common stock shares issued to depositary bank					32,356,429							32,356,429
Ordinary shares, shares outstanding					1,313,779,445							1,313,779,445			1,249,745,456
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Ordinary shares, shares authorized					128,293,932							128,293,932			128,293,932
Ordinary shares, shares issued					128,293,932							128,293,932			128,293,932
Ordinary shares, shares outstanding					128,293,932							128,293,932			128,293,932
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
Ordinary shares, shares authorized					148,500,000							148,500,000			148,500,000
Ordinary shares, shares issued					148,500,000							148,500,000			148,500,000
Ordinary shares, shares outstanding					148,500,000							148,500,000			148,500,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00025							$ 0.00025			$ 0.00025
American Depositary Shares
Class of Stock [Line Items]
Number of newly issued ordinary shares		78,200,000	101,775,000	82,800,000
Share issue price (in dollars per share) | $ / shares		$ 39.00	$ 17.00	$ 5.95
American Depositary Shares | Convertible Senior Notes Due 2024
Class of Stock [Line Items]
Annual premium rate at maturity								9.00%	9.00%
Aggregate principal amount converted | $					$ 1,765	$ 1,765	$ 1,000		$ 581,685
Shares issued upon conversion					178,729	178,729	115,665	62,192,017	62,192,017
American Depositary Shares | At-the-market equity offering program
Class of Stock [Line Items]
Number of ordinary shares in each ADS					2,593,179							2,593,179
Maximum value of shares offered | $														$ 2,000,000
Proceeds from issuance of ordinary shares, net of issuance cost | ¥											¥ 602,814